Business combinations - Fair value of the identifiable assets and liabilities - Narrative (Details) - FEops NV - EUR (€) € in Thousands		12 Months Ended
	Jul. 18, 2024	Dec. 31, 2024
Business Combinations
Percentage of voting equity interests	100.00%
Total consideration	€ 2,985
Deferred tax liability	(77)
Revenue of acquiree since acquisition date	568	€ 568
Contingent consideration payable	€ 0
Discount rate, measurement input [member]
Business Combinations
Discount rate used for valuation	0.1503
Brands and trademarks
Business Combinations
Intangible assets	€ 122
Useful life	5 years
Technology
Business Combinations
Intangible assets	€ 2,938
Useful life	7 years
Fair value at acquisition
Business Combinations
Fair value of identified assets and liabilities	€ 3,008
Badwill	€ 23